Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Lease Commitments:

Years ended	Operating Leases
2012	$1,407.8
2013	832.7
2014	563.6
2015	553.7
2016	563.9
Thereafter	293.2
Total minimum lease payments	$4,214.9

Expense incurred under operating leases was approximately $2.1 million and $889,000, for the years ended December 2011 and 2010, respectively